Income Tax Benefit/(Expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Deferred tax
(Increase)/decrease in deferred tax assets	$ (818)	$ (2,029)
(Decrease)/increase in deferred tax liabilities	88	97
Total deferred tax expense/(benefit)	(730)	(1,932)
Income tax expense/(benefit)	$ (730)	$ (1,932)